Cover Page Document	Oct. 08, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information [Line Items]
Entity Registrant Name	OIL-DRI CORPORATION OF AMERICA
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12622
Entity Tax Identification Number	36-2048898
Entity Emerging Growth Company	false
Entity Central Index Key	0000074046
Entity Addresses [Line Items]
Entity Address, Address Line One	410 North Michigan Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611-4213
City Area Code	312
Local Phone Number	321-1515
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	ODC
Security Exchange Name	NYSE